Property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net book value	R$ 658,482	R$ 608,685
Buildings [member]
IfrsStatementLineItems [Line Items]
Net book value	85,404	83,553
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Net book value	104,297	91,138
Land [member]
IfrsStatementLineItems [Line Items]
Net book value	18,852	18,852
Vehicles [member]
IfrsStatementLineItems [Line Items]
Net book value	1,305	1,552
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Net book value	96,738	90,482
It Equipment [Member]
IfrsStatementLineItems [Line Items]
Net book value	67,322	55,938
Library Books [Member]
IfrsStatementLineItems [Line Items]
Net book value	11,843	13,236
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Net book value	228,687	219,972
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Net book value	44,034	33,962
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	757,386	641,353	R$ 487,975
Additions	136,924	118,435	168,132
Business combination	5,709	24,980	80
Write-off (i)	(10,317)	(27,382)	(15,649)
Transfer			815
As of December 31, 2024	889,702	757,386	641,353
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	93,232	91,857	52,433
Additions	1,003	96	527
Business combination	2
Write-off (i)			13
Transfer	5,129	1,279	38,884
As of December 31, 2024	99,366	93,232	91,857
Gross carrying amount [member] | Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	119,981	100,390	77,371
Additions	29,195	20,071	36,486
Business combination	2,528	7,729	45
Write-off (i)	(2,071)	(9,411)	(8,159)
Transfer	(226)	1,202	(5,353)
As of December 31, 2024	149,407	119,981	100,390
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	18,852	18,852	18,852
Additions
Business combination
Write-off (i)
Transfer
As of December 31, 2024	18,852	18,852	18,852
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	1,354	1,053	1,467
Additions	130	776	968
Business combination
Write-off (i)	(42)	(475)	(933)
Transfer			(449)
As of December 31, 2024	1,442	1,354	1,053
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	110,859	90,712	69,834
Additions	21,582	17,914	26,047
Business combination	289	4,384
Write-off (i)	(7,050)	(1,443)	500
Transfer	(862)	(708)	(5,669)
As of December 31, 2024	124,818	110,859	90,712
Gross carrying amount [member] | It Equipment [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	82,810	68,593	53,184
Additions	25,945	21,135	15,766
Business combination	736	734	35
Write-off (i)	(1,154)	(7,979)	(6,992)
Transfer	480	327	6,600
As of December 31, 2024	108,817	82,810	68,593
Gross carrying amount [member] | Library Books [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	31,888	37,362	30,072
Additions	1,293	985	645
Business combination	372	1,329
Write-off (i)		(7,788)
Transfer			6,645
As of December 31, 2024	33,553	31,888	37,362
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	264,448	145,846	152,976
Additions	2,001	49	2,667
Business combination	1,782	10,741
Write-off (i)		(286)
Transfer	41,182	108,098	(9,797)
As of December 31, 2024	309,413	264,448	145,846
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	33,962	86,688	31,786
Additions	55,775	57,409	85,026
Business combination		63
Write-off (i)			(78)
Transfer	(45,703)	(110,198)	(30,046)
As of December 31, 2024	44,034	33,962	86,688
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	(148,701)	(99,266)	(68,167)
Write-off (i)	7,778	25,472
Transfer			13,952
As of December 31, 2024	(231,220)	(148,701)	(99,266)
Depreciation	(90,297)	(74,907)	(45,051)
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	(9,679)	(5,751)	(1,673)
Write-off (i)		118	(606)
Transfer	(95)	196
As of December 31, 2024	(13,962)	(9,679)	(5,751)
Depreciation	(4,188)	(4,242)	(3,472)
Accumulated depreciation and amortisation [member] | Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	(28,843)	(20,630)	(16,391)
Write-off (i)	1,491	6,684	1,453
Transfer	(74)	3	5,474
As of December 31, 2024	(45,110)	(28,843)	(20,630)
Depreciation	(17,684)	(14,900)	(11,166)
Accumulated depreciation and amortisation [member] | Land [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023
Write-off (i)
Transfer
As of December 31, 2024
Depreciation
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	198	288	(220)
Write-off (i)	42	235	1
Transfer			791
As of December 31, 2024	(137)	198	288
Depreciation	(377)	(325)	(284)
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	(20,377)	(10,349)	(12,496)
Write-off (i)	4,593	2,528	9,719
Transfer	482		153
As of December 31, 2024	(28,080)	(20,377)	(10,349)
Depreciation	(12,778)	(12,556)	(7,725)
Accumulated depreciation and amortisation [member] | It Equipment [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	(26,872)	(21,837)	(14,922)
Write-off (i)	1,150	8,254	(4,125)
Transfer	(165)	(3)	7,350
As of December 31, 2024	(41,495)	(26,872)	(21,837)
Depreciation	(15,608)	(13,286)	(10,140)
Accumulated depreciation and amortisation [member] | Library Books [Member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	(18,652)	(22,888)	(13,600)
Write-off (i)		7,563	(5,940)
Transfer			67
As of December 31, 2024	(21,710)	(18,652)	(22,888)
Depreciation	(3,058)	(3,327)	(3,415)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023	(44,476)	(18,099)	(8,865)
Write-off (i)	502	90	(502)
Transfer	(148)	(196)	117
As of December 31, 2024	(80,726)	(44,476)	(18,099)
Depreciation	(36,604)	(26,271)	(8,849)
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
As of December 31, 2023
Write-off (i)
Transfer
As of December 31, 2024
Depreciation